INCOME TAXES - Deferred Tax Assets (Details) (USD $)	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2014 Common Stock Payable Unissued Issuance 1
Deferred tax asset	$ 354,846	$ 162,834	$ 949,227
Valuation allowance	(354,846)		(949,227)
Current taxes payable
Provision for income tax